CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss from operations	$ (7,370,388)	$ (3,336,298)	$ (18,636,017)	$ (10,024,811)
Other income (expense):
Total other loss	(16,651,697)	(1,372,675)	(13,536,640)	920
Loss before income taxes	(24,022,085)	(4,708,973)	(32,172,657)	(10,023,891)
Net loss	$ (24,022,085)	$ (4,708,973)	$ (32,172,657)	$ (10,023,891)
Basic weighted average shares outstanding	5,014,604	4,771,025	4,778,685	4,638,505
Diluted weighted average shares outstanding	5,014,604	4,771,025	4,778,685	4,638,505
Basic net loss per common share (in dollars per share)	$ (4.79)	$ (0.99)	$ (6.73)	$ (2.16)
Diluted net loss per common share (in dollars per share)	$ (4.79)	$ (0.99)	$ (6.73)	$ (2.16)
AltC Acquisition Corp.
Formation and operational costs	$ 1,017,452	$ 1,157,365	$ 4,270,713	$ 1,809,484
Loss from operations	(1,017,452)	(1,157,365)	(4,270,713)	(1,809,484)
Other income (expense):
Interest earned on marketable securities held in Trust Account	3,952,338	5,416,834	22,231,067	7,277,660
Unrealized loss on marketable securities held in Trust Account		(52,854)		(68,050)
Total other loss	3,952,338	5,363,980	22,231,067	7,209,610
Loss before income taxes	2,934,886	4,206,615	17,960,354	5,400,126
Provision for income taxes	(1,406,517)	(1,115,936)	(6,092,149)	(1,474,356)
Net loss	$ 1,528,369	$ 3,090,679	$ 11,868,205	$ 3,925,770
Common shares subject to redemption | AltC Acquisition Corp.
Other income (expense):
Basic weighted average shares outstanding	29,150,521	50,000,000	45,417,697	50,000,000
Diluted weighted average shares outstanding	29,150,521	50,000,000	45,417,697	50,000,000
Basic net loss per common share (in dollars per share)	$ 0.04	$ 0.05	$ 0.20	$ 0.06
Diluted net loss per common share (in dollars per share)	$ 0.04	$ 0.05	$ 0.20	$ 0.06
Common shares not subject to redemption | AltC Acquisition Corp.
Other income (expense):
Basic weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000
Diluted weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000
Basic net loss per common share (in dollars per share)	$ 0.04	$ 0.05	$ 0.20	$ 0.06
Diluted net loss per common share (in dollars per share)	$ 0.04	$ 0.05	$ 0.20	$ 0.06